Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Gain (Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$ 684	$ (44,774)	$ (75,081)	$ (64,629)
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	(1,166)	(786)	(2,761)	(2,503)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (248)	$ (259)	$ (761)	$ (817)